Convertible Debentures and Notes Payable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
2022	$ 332,505	$ 238,603
2023	85,660	3,327
2024	3,454	3,454
2025	3,586	3,586
2026	3,718	3,718
Thereafter	140,874	138,061
Total	569,797	390,749
Notes Payable [Member]
2022	208,431	118,953
2023	85,660	3,327
2024	3,454	3,454
2025	3,586	3,586
2026	3,718	3,718
Thereafter	140,874	138,061
Total	445,723	271,099
Convertible Notes [Member]
2022	124,074	119,650
2023	0	0
2024	0	0
2025	0	0
2026	0	0
Thereafter	0	0
Total	$ 124,074	$ 119,650